Summary of Significant Accounting Policies (Detail) $ in Thousands		3 Months Ended										12 Months Ended
	Jul. 07, 2015	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Customer Segment	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($)
Class of Stock [Line Items]
Stock split ratio	4.2
Restricted Cash and Cash Equivalents			$ 500				$ 500					$ 500	$ 500
Number of Customers Exceeding Threshold | Customer												2	2
Write off of Deferred Debt Issuance Cost											$ 9,200
Amortization of Deferred Charges												$ 100	$ 100	$ 1,600
Number of Reportable Segments | Segment												1
Net sales		$ 279,836	265,238	$ 259,437	$ 253,998	$ 248,774	238,089	$ 234,770	$ 218,654	$ 226,247		$ 1,027,447	$ 917,760	$ 719,509
Vendor Concentration												44.00%	68.00%	69.00%
Advertising Expense												$ 83,600	$ 81,100	$ 57,700
Research and Development Expense												9,500	7,600	4,600
Interest Paid												15,000	15,700	20,000
Income Taxes Paid												$ 54,900	$ 60,400	$ 50,400
Credit Concentration Risk [Member]
Class of Stock [Line Items]
Concentration Risk, Percentage												69.00%	72.00%
Customer One [Member] | Customer Concentration Risk [Member]
Class of Stock [Line Items]
Concentration Risk, Percentage												46.00%	49.00%	53.00%
Customer Two [Member] | Customer Concentration Risk [Member]
Class of Stock [Line Items]
Concentration Risk, Percentage												24.00%	24.00%	22.00%
Reimbursement Receivable [Member]
Class of Stock [Line Items]
Reimbursement receivables			3,500				4,400					$ 3,500	$ 4,400
Taxes Receivable [Member]
Class of Stock [Line Items]
Reimbursement receivables			$ 9,500				$ 18,200					9,500	18,200
Geographic Distribution, Domestic [Member]
Class of Stock [Line Items]
Net sales												990,500	881,900	$ 694,400
Geographic Distribution, Foreign [Member]
Class of Stock [Line Items]
Net sales												$ 36,900	$ 35,900	$ 25,100